Results by business segment (Tables)	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Disclosure of operating segments

	For the three months ended April 30, 2024
(Millions of Canadian dollars)	Personal & Commercial Banking (1)	Wealth Management (1)	Insurance	Capital Markets (1), (2)	Corporate Support (2)	Total
Net interest income (3)	$4,400	$1,136	$–	$764	$323	$6,623
Non-interest income	1,590	3,482	298	2,390	(229)	7,531
Total revenue	5,990	4,618	298	3,154	94	14,154
Provision for credit losses	754	27	–	137	2	920
Non-interest expense	2,428	3,653	69	1,722	436	8,308
Income (loss) before income taxes	2,808	938	229	1,295	(344)	4,926
Income taxes (recoveries)	757	169	52	33	(35)	976
Net income	$2,051	$769	$177	$1,262	$(309)	$3,950
Non-interest expense includes:
Depreciation and amortization	$280	$309	$(1)	$130	$(7)	$711

	For the three months ended April 30, 2023 (Restated – Note 2)
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (4), (5)	Insurance	Capital Markets (2), (5)	Corporate Support (2), (4)	Total
Net interest income (3)	$3,817	$1,089	$–	$951	$242	$6,099
Non-interest income	1,481	3,305	272	1,711	(423)	6,346
Total revenue	5,298	4,394	272	2,662	(181)	12,445
Provision for credit losses	422	28	–	150	–	600
Non-interest expense	2,257	3,447	65	1,510	121	7,400
Income (loss) before income taxes	2,619	919	207	1,002	(302)	4,445
Income taxes (recoveries)	704	200	37	40	(216)	765
Net income	$1,915	$719	$170	$962	$(86)	$3,680
Non-interest expense includes:
Depreciation and amortization	$240	$312	$16	$128	$–	$696
Royal Bank of Canada
  Second Quarter 2024   83

	For the six months ended April 30, 2024
(Millions of Canadian dollars)	Personal & Commercial Banking (1)	Wealth Management (1)	Insurance	Capital Markets (1), (2)	Corporate Support (2)	Total
Net interest income (3)	$8,616	$2,286	$–	$1,425	$628	$12,955
Non-interest income	3,168	6,869	661	4,680	(694)	14,684
Total revenue	11,784	9,155	661	6,105	(66)	27,639
Provision for credit losses	1,388	38	1	304	2	1,733
Non-interest expense	4,767	7,421	140	3,364	940	16,632
Income (loss) before income taxes	5,629	1,696	520	2,437	(1,008)	9,274
Income taxes (recoveries)	1,517	321	123	21	(240)	1,742
Net income	$4,112	$1,375	$397	$2,416	$(768)	$7,532
Non-interest expense includes:
Depreciation and amortization	$515	$620	$3	$254	$(9)	$1,383

	For the six months ended April 30, 2023 (Restated – Note 2)
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (4), (5)	Insurance	Capital Markets (2), (5)	Corporate Support (2), (4)	Total
Net interest income (3)	$7,824	$2,305	$–	$1,743	$429	$12,301
Non-interest income	3,015	6,649	426	4,065	(654)	13,501
Total revenue	10,839	8,954	426	5,808	(225)	25,802
Provision for credit losses	823	94	–	215	–	1,132
Non-interest expense	4,486	6,881	135	3,211	276	14,989
Income (loss) before income taxes	5,530	1,979	291	2,382	(501)	9,681
Income taxes (recoveries)	1,489	430	54	179	716	2,868
Net income	$4,041	$1,549	$237	$2,203	$(1,217)	$6,813
Non-interest expense includes:
Depreciation and amortization	$481	$613	$24	$255	$–	$1,373

(1)	On March 28, 2024, we completed the HSBC Canada transaction. HSBC Canada results have been consolidated from the closing date, and are included in our Personal & Commercial Banking, Wealth Management and Capital Markets segments. For further details, refer to Note 6.
(2)	Taxable equivalent basis.
(3)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(4)	Amounts for the three months and six months ended April 30, 2023 have been revised from those previously presented.
(5)	Effective the fourth quarter of 2023, we moved the Investor Services lending business from our Wealth Management segment to our Capital Markets segment. Therefore, comparative results for the three months and six months ended April 30, 2023 have been revised from those previously presented.
Total assets and total liabilities by business segment

	As at April 30, 2024
(Millions of Canadian dollars)	Personal & Commercial Banking (1)	Wealth Management (1)	Insurance	Capital Markets (1)	Corporate Support	Total

Total assets	$729,204	$176,140	$27,715	$1,011,787	$86,204	$2,031,050
Total liabilities	729,106	174,502	27,681	1,011,172	(33,015)	1,909,446

	As at October 31, 2023 (Restated – Note 2)
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Capital Markets	Corporate Support	Total
Total assets	$636,046	$179,227	$24,130	$1,100,172	$66,956	$2,006,531
Total liabilities	635,952	177,389	24,895	1,099,893	(46,745)	1,891,384

(1)	Includes the impact of the HSBC Canada transaction. Refer to Note 6 for further details.